Segment Information - Schedule of Geographical Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographical Information [Line Items]
Revenue	$ 45,020,570	$ 48,493,897	$ 35,838,780
Non-current assets (Note)	31,621,075	73,940,445	101,667,875
Taiwan [Member]
Schedule of Geographical Information [Line Items]
Revenue	20,846,757	24,636,622	20,683,925
Non-current assets (Note)	12,165,609	13,338,197	13,699,720
Japan [Member]
Schedule of Geographical Information [Line Items]
Revenue	24,173,813	23,857,275	15,154,855
Non-current assets (Note)	$ 19,455,466	$ 60,602,248	$ 87,968,155